Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Schedule of trade and other payables
(a)	This caption is made up as follows:

	2023	2022
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	231,661	181,071
Related entities, note 32(b)	454	163
	232,115	181,234
Other payables
Remuneration and similar benefits payable	38,617	35,996
Interest payable	14,601	14,911
Taxes payable	6,833	8,910
Exploration expenses payable	3,603	1,895
Royalties payable to the Peruvian State	567	639
Dividends payable (c)	14	20
Related entities, note 32(b)	—	4,053
Other liabilities	2,656	3,884
	66,891	70,308

Total trade and other payables	299,006	251,542

Classification by maturity:
Current portion	293,621	247,989
Non-current portion	5,385	3,553

Total trade and other payables	299,006	251,542

Classification by nature:
Financial payables	288,570	240,737
Non-financial payables	10,436	10,805
Total trade and other payables	299,006	251,542

See related accounting policies in Note 2.4 (b)(ii).

(b)

Trade payables arise mainly from the acquisition of material, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest and are not secured.

Schedule of dividends payable
(c)	The movement of dividends payable is presented below:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Beginning balance	639	567	638
Dividends declared and paid, note 17(d) -

Declared dividends to owners of the parent	18,542	18,542	—
Dividends paid to owners of the parent, note 17(d)	(18,542)	(18,542)	—
Declared dividends to non-controlling shareholders	1,842	2,647	6,160
Dividends paid to non-controlling shareholders	(1,842)	(2,647)	(6,160)
Expired dividends, note 17(c) -	102	—	(76)
Other	(174)	72	5

Ending balance	567	639	567